Equity - Additional Information (Detail)	3 Months Ended							12 Months Ended
	Dec. 31, 2018 CAD ($)	Sep. 30, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2018 CAD ($) Vote / shares shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, granted								1,575,000	2,011,000
Weighted average exercise price | $								$ 37.44	$ 27.79
Average share price | $								32.55	27.86
Total share option compensation expense | $								$ 17,000,000	$ 17,000,000
Dilutive shares were not included in the diluted earnings per share | shares								5,458,816	4,240,949
Dividends declared and paid per share | $	$ 0.15	$ 0.05	$ 0.05	$ 0.05	$ 0.45	$ 0.05	$ 0.10
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								PSUs granted prior to 2017 vest in a percentage of the original grant varying from 0% to 200% based on our total shareholder return ranking compared to a group of specified companies. PSUs issued in 2018 and 2017 vest in a percentage from 0% to 200% based on both relative total shareholder return and a calculation based on the change in EBITDA over the vesting period divided by the change in a weighted commodity price index. Once vested, PSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over either 10 or 20 consecutive trading days prior to vesting, depending on the date issued
Share based compensation expense | $								$ 42,000,000	$ 108,000,000
Total liability and intrinsic value for vested Units | $	103,000,000				185,000,000			$ 103,000,000	$ 185,000,000
Top of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								200.00%	200.00%
Bottom of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								0.00%	0.00%
Class A Common Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vote per share | Vote / shares								100
Class A share conversion | shares								(9,000)	(1,576,000)
Percentage of voting equity interests before conversion									62.20%
Percentage of voting equity interests after conversion									57.70%
Class B Subordinate Voting Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vote per share | Vote / shares								1
Class A share conversion | shares								9,000	1,576,000
Purchase of voting shares under normal course issuer bid | shares								6,539,558
Shares repurchased, cancelled | shares								6,299,558
Shares repurchased, pending for cancellation | shares								240,000
Class B Subordinate Voting Shares [member] | Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, granted | shares								28,000,000
Share option, available for grant | shares								3,443,007
Share option, granted								1,575,355
Weighted average exercise price | $								$ 37.44
Share option granted, vesting period								3 years
Share option granted, term								10 years
Weighted average fair value of share option | $	$ 11.10				$ 8.32			$ 11.10	$ 8.32